Commitments And Contingent Liabilities (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Bank guarantees	$ 27,890	$ 36,706
Indirect tax liabilities	11,448	16,467
Income from decrease of provision of pre-acquisition indirect tax exposures	3,027	7,657	0
Grants received	1,760	660
Facilities [Member]
Operating Leased Assets [Line Items]
Operating lease expense	5,426	8,182	8,473
Motor Vehicles [Member]
Operating Leased Assets [Line Items]
Operating lease expense	$ 1,174	$ 1,568	$ 1,404